Annual Total Returns[BarChart] - Xtrackers MSCI EAFE High Dividend Yield Equity ETF - Xtrackers MSCI EAFE High Dividend Yield Equity ETF	2016	2017	2018	2019	2020
Total	11.58%	9.83%	(13.28%)	24.59%	(1.80%)